Financial Assets and Financial Liabilities - Summary of Transferred Financial Assets Derecognized Entirety (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carrying amount of underlying assets		₩ 4,299,757	₩ 3,715,466
Fair value of underlying assets		4,252,664	3,686,275
Carring Amount of transferred assets		16,384,430	13,192,610
Carrying amount of related liabilities		12,107,718	10,610,882
Carrying amount of senior debentures		2,490,862	2,094,584
Fair value of senior debentures		2,405,610	2,089,458
Government bond
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carring Amount of transferred assets		3,395,703	1,639,034
Bonds sold under repurchase agreements
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carring Amount of transferred assets		12,888,189	11,418,820
Carrying amount of related liabilities		12,107,718	10,610,882
Amounts of the bonds sold under repurchase agreements		3,020,934	100,768
Stock
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carring Amount of transferred assets		₩ 30,025	₩ 52,098
KB Kookmin Card 7th Securitization Co., Ltd.
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Description of nature of relationship between transferred financial assets that are not derecognised in their entirety and associated liabilities			The Group has an obligation to early redeem the securitized debentures in the event of situations prescribed by the asset securitization contract, such as the remaining balance of the eligible underlying assets in trust-type asset securitization is below the solvency ratio (minimum ratio: 104.5%) of the beneficiary interest in the trust. To avoid such early redemption, the Group entrusts credit card accounts and deposits in addition to the previously entrusted credit card accounts.
Carrying amount of underlying assets	[1]		₩ 963,756
Fair value of underlying assets	[1]		958,207
Carrying amount of senior debentures	[1]		641,780
Fair value of senior debentures	[1]		₩ 628,274
KB Auto Second Asset Securitization Specialty Co., Ltd.2
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Description of nature of relationship between transferred financial assets that are not derecognised in their entirety and associated liabilities		The Group has an obligation to early redeem the securitized debentures in the event of situations prescribed by the asset securitization contract, such as when the trusted assets do not meet the eligibility requirements.	The Group has an obligation to early redeem the securitized debentures in the event of situations prescribed by the asset securitization contract, such as when the trusted assets do not meet the eligibility requirements.
Carrying amount of underlying assets	[2]	₩ 415,041	₩ 441,080
Fair value of underlying assets	[2]	388,008	429,626
Carrying amount of senior debentures	[2]	286,906	299,705
Fair value of senior debentures	[2]	₩ 284,351	₩ 299,705
KB Kookmin Card 8th Securitization Co., Ltd.1
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Description of nature of relationship between transferred financial assets that are not derecognised in their entirety and associated liabilities		The Group has an obligation to early redeem the securitized debentures in the event of situations prescribed by the asset securitization contract, such as the remaining balance of the eligible underlying assets in trust-type asset securitization is below the solvency ratio (minimum ratio: 104.5%) of the beneficiary interest in the trust. To avoid such early redemption, the Group entrusts credit card accounts and deposits in addition to the previously entrusted credit card accounts.	The Group has an obligation to early redeem the securitized debentures in the event of situations prescribed by the asset securitization contract, such as the remaining balance of the eligible underlying assets in trust-type asset securitization is below the solvency ratio (minimum ratio: 104.5%) of the beneficiary interest in the trust. To avoid such early redemption, the Group entrusts credit card accounts and deposits in addition to the previously entrusted credit card accounts.
Carrying amount of underlying assets	[1]	₩ 487,532	₩ 556,487
Fair value of underlying assets	[1]	485,230	553,729
Carrying amount of senior debentures	[1]	299,913	299,878
Fair value of senior debentures	[1]	₩ 287,628	₩ 285,111
KB Kookmin Card 9th Securitization Co., Ltd.1
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Description of nature of relationship between transferred financial assets that are not derecognised in their entirety and associated liabilities		The Group has an obligation to early redeem the securitized debentures in the event of situations prescribed by the asset securitization contract, such as the remaining balance of the eligible underlying assets in trust-type asset securitization is below the solvency ratio (minimum ratio: 104.5%) of the beneficiary interest in the trust. To avoid such early redemption, the Group entrusts credit card accounts and deposits in addition to the previously entrusted credit card accounts.	The Group has an obligation to early redeem the securitized debentures in the event of situations prescribed by the asset securitization contract, such as the remaining balance of the eligible underlying assets in trust-type asset securitization is below the solvency ratio (minimum ratio: 104.5%) of the beneficiary interest in the trust. To avoid such early redemption, the Group entrusts credit card accounts and deposits in addition to the previously entrusted credit card accounts.
Carrying amount of underlying assets	[1]	₩ 541,645	₩ 615,565
Fair value of underlying assets	[1]	538,984	612,543
Carrying amount of senior debentures	[1]	349,842	349,829
Fair value of senior debentures	[1]	₩ 358,616	₩ 372,724
KB Kookmin Card 10th Securitization Co., Ltd.1
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Description of nature of relationship between transferred financial assets that are not derecognised in their entirety and associated liabilities		The Group has an obligation to early redeem the securitized debentures in the event of situations prescribed by the asset securitization contract, such as the remaining balance of the eligible underlying assets in trust-type asset securitization is below the solvency ratio (minimum ratio: 104.5%) of the beneficiary interest in the trust. To avoid such early redemption, the Group entrusts credit card accounts and deposits in addition to the previously entrusted credit card accounts.	The Group has an obligation to early redeem the securitized debentures in the event of situations prescribed by the asset securitization contract, such as the remaining balance of the eligible underlying assets in trust-type asset securitization is below the solvency ratio (minimum ratio: 104.5%) of the beneficiary interest in the trust. To avoid such early redemption, the Group entrusts credit card accounts and deposits in addition to the previously entrusted credit card accounts.
Carrying amount of underlying assets	[1]	₩ 919,380	₩ 1,138,578
Fair value of underlying assets	[1]	914,470	1,132,170
Carrying amount of senior debentures	[1]	513,232	503,392
Fair value of senior debentures	[1]	₩ 491,656	503,644
KB Kookmin Card 11th Securitization CoLtd1
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Description of nature of relationship between transferred financial assets that are not derecognised in their entirety and associated liabilities		The Group has an obligation to early redeem the securitized debentures in the event of situations prescribed by the asset securitization contract, such as the remaining balance of the eligible underlying assets in trust-type asset securitization is below the solvency ratio (minimum ratio: 104.5%) of the beneficiary interest in the trust. To avoid such early redemption, the Group entrusts credit card accounts and deposits in addition to the previously entrusted credit card accounts.
Carrying amount of underlying assets	[1]	₩ 701,955
Fair value of underlying assets	[1]	698,248
Carrying amount of senior debentures	[1]	399,890
Fair value of senior debentures	[1]	₩ 375,738
KB Kookmin Card 12th Securitization CoLtd1
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Description of nature of relationship between transferred financial assets that are not derecognised in their entirety and associated liabilities		The Group has an obligation to early redeem the securitized debentures in the event of situations prescribed by the asset securitization contract, such as the remaining balance of the eligible underlying assets in trust-type asset securitization is below the solvency ratio (minimum ratio: 104.5%) of the beneficiary interest in the trust. To avoid such early redemption, the Group entrusts credit card accounts and deposits in addition to the previously entrusted credit card accounts.
Carrying amount of underlying assets	[1]	₩ 1,234,204
Fair value of underlying assets	[1]	1,227,724
Carrying amount of senior debentures	[1]	641,079
Fair value of senior debentures	[1]	607,621
Others
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carring Amount of transferred assets		₩ 70,513	₩ 82,658

[1]	The Group has an obligation to early redeem the securitized debentures in the event of situations prescribed by the asset securitization contract, such as the remaining balance of the eligible underlying assets in trust-type asset securitization is below the solvency ratio (minimum ratio: 104.5%) of the beneficiary interest in the trust. To avoid such early redemption, the Group entrusts credit card accounts and deposits in addition to the previously entrusted credit card accounts.
[2]	The Group has an obligation to early redeem the securitized debentures in the event of situations prescribed by the asset securitization contract, such as when the trusted assets do not meet the eligibility requirements.